Related Party Transactions (Details) - USD ($)					3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Feb. 15, 2023	Dec. 22, 2022	May 17, 2022	May 17, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Feb. 14, 2023	Apr. 25, 2022
Related Party Transactions (Details) [Line Items]
Sponsor paid					$ 68,282			$ 68,282	$ 88,277
Issuance shares (in Shares)								103,500
Promissory note outstanding balance								$ 300,000
Aggregate payment amount							25,000		$ 25,000
Incurred expenses								59,270
Company borrowed					$ 175,000			175,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Conversion unit								$ 1,500,000
Conversion price (in Dollars per share)					$ 10			$ 10
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance shares (in Shares)								1,500,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Exceeds per share (in Dollars per share)									$ 10	$ 10.25
IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Cover expenses											$ 300,000
Promissory note outstanding balance	$ 300,000								$ 300,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid			$ 25,000	$ 25,000
Issuance shares (in Shares)		2,060,622	2,875,000
Consideration amount		$ 206
Percentage of issued and outstanding shares			30.00%					30.00%
Exceeds per share (in Dollars per share)			$ 12	$ 12	$ 12			$ 12
Aggregate payment amount				$ 25,000
Sponsor consideration		$ 206
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)			643,777						643,777
Number of shares to be forfeited if overallotment options not exercised. (in Shares)								643,777
Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions (Details) [Line Items]
Sponsor amount									$ 10,000
Incurred expenses							$ 0	$ 75,000
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Payment per month								10,000
Affiliate Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Convertible into Units									$ 1,500,000
Price per share (in Dollars per share)									$ 10
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Promissory note related party									$ 300,000
Accrued expense					10,000			10,000
Related Party [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount											300,000
Related Party [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Cover expenses											$ 300,000
Related Party [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount					300,000			$ 300,000
Related Party [Member] | Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions (Details) [Line Items]
Incurred expenses					$ 30,000	$ 0
Sponser [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance shares (in Shares)		2,060,622